Investment In Associate - Summary of Movement of the investment in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of movement of the investment in associates [Line Items]
Carrying amount of the investment at the beginning of the year	₽ 1,139
Share of total comprehensive income	112	₽ 54	₽ 82
Carrying amount of the investment at the end of the year	1,111	1,139
Litres Holdings Limited [Member]
Disclosure of movement of the investment in associates [Line Items]
Carrying amount of the investment at the beginning of the year	1,139	1,156
Share of total comprehensive income	112	54	82
Dividends received / receivable	(140)	(71)
Carrying amount of the investment at the end of the year	₽ 1,111	₽ 1,139	₽ 1,156